Commitments and contingencies	12 Months Ended
Dec. 31, 2017
Commitments And Contingencies
Commitments and contingencies
27.	Commitments and contingencies

Operating lease commitments – Group as lessor

As of December 31, 2017, 2016 and 2015, the Group, as lessor, has a land lease with Compañía Minera Ares S.A.C. a related party of Inversiones ASPI S.A. This lease is annually renewable, and provided an annual rent of S/336,000, S/326,000 and S/330,000, respectively. See note 25.

Capital commitments

As of December 31, 2016, the Group had a commitment of capital contribution, if developed, on brine Project up to US$100,000,000. In connection with this commitment, as of December 31, 2016, the Group had made contributions of S/54,601,000.

As of December 31, 2017, the Group had no significant capital commitments.

Other commitments

-	The Group maintains long-term electricity supply agreements which billings are determined taking into consideration consumption of electricity and other market variables.

-	Since July 2015, the Group has a five-year period natural gas supply agreement for a cement plant located in Piura, which billings are determined taking into account consumption of natural gas and other market variables. Also, the volumes are subject to take or pay clauses that establish minimum levels of natural gas consumption. As of December 31, 2017 and 2016, the Company has accomplished with the requirements established in this agreement.

Mining royalty

Third parties

Fosfatos del Pacífico S.A. (subsidiary of the Company until February 28, 2017), signed an agreement for the transfer of mining concession with the Peruvian Government, Fundación Comunal San Martin de Sechura and Activos Mineros S.A.C. related to the use of the Bayovar concession, which contains phosphoric rock and diatomites. As part of this agreement, the Subsidiary Fosfatos del Pacífico S.A. is required to pay to Fundación Comunal San Martin de Sechura and Activos Mineros S.A.C. an equivalent amount to US$3.00 for each metric tons of diatomite extracted. The annual royalty may not be less than the equivalent to 40,000 metric tons during the first and second year of production and 80,000 metric tons since the third year of production. The related royalty expense amounted to S/804,000 and S/793,000 for the years ended December 31, 2016 and 2015, respectively.

In December 2013, the Company signed an agreement with a third party, related to the use of the Virrilá concession, to carry out other non-metallic mining activities. This agreement has a term of 30 years, with fixed annual payments of US$600,000 for the first three years and variables to the rest of the contract. The related expense as of December 31, 2017 and 2016 amounted to S/3,932,000 and S/5,517,000, respectively, and was recognized as part of property, plant and equipment on the statement of financial position. As part of this agreement, the Company is required to pay an equivalent amount to US$4.50 each for each metric ton of calcareous extracted; the annual royalty may not be less than the equivalent to 850,000 metric tons since the fourth year of production.

Peruvian government

According to the Royalty Mining Law in force since October 1, 2011, the royalty for the exploitation of metallic and nonmetallic resources is payable on a quarterly basis in an amount equal to the greater of: (i) an amount determined in accordance with a statutory scale of rates based on operating profit margin that is applied to the quarterly operating profit, adjusted by certain items, and (ii) 1% of net sales, in each case during the applicable quarter. These amounts are estimated based on the unconsolidated financial statements of Cementos Pacasmayo S.A.A. and the subsidiaries affected by this mining royalty, prepared in accordance with IFRS. Mining royalty payments will be deductible for income tax purposes in the fiscal year in which such payments are made.

Mining royalty expense paid to the Peruvian Government for 2017, 2016 and 2015 amounted to S/841,000, S/1,052,000 and S/743,000, respectively, and recorded in the consolidated statement of profit or loss.

Tax situation

The Company is subject to Peruvian tax law. As of December 31, 2017, the income tax rate was 29.5 percent (28 percent as of December 31, 2016 and 2015) of the taxable profit after deducting employee participation, which is calculated at a rate of 8 to 10 percent of the taxable income.

For purposes of determining income tax, transfer pricing transactions with related companies and companies resident in territories with low or no taxation, must be supported with documentation and information on the valuation methods used and the criteria considered for determination. Based on the analysis of operations of the Group, Management and its legal advisors believe that as a result of the application of these standards will not result in significant contingencies for the Group as of December 31, 2017 and 2016.

During the four years following the year tax returns are filed, the tax authorities have the power to review and, as applicable, correct the income tax computed by each individual company. The income tax and value-added tax returns for the following years are open to review by the tax authorities:

Years open to review by Tax Authorities
Entity	Income tax	Value-added tax

Cementos Pacasmayo S.A.A.	2012-2017	Dec. 2013-2017
Cementos Selva S.A.	2013-2017	Dec. 2013-2017
Distribuidora Norte Pacasmayo S.R.L.	2012-2017	Dec. 2013-2017
Empresa de Transmisión Guadalupe S.A.C.	2013-2017	Dec. 2013-2017
Salmueras Sudamericanas S.A.	2013-2017	Dec. 2013-2017
Calizas del Norte S.A.C. (in liquidation)	2013-2017	2013-2017

Due to possible interpretations that the tax authorities may give to legislation in effect, it is not possible to determine whether or not any of the tax audits will result in increased liabilities for the Group. For that reason, tax or surcharge that could arise from future tax audits would be applied to the income of the period in which it is determined. However, in management’s opinion and legal advisors, any possible additional payment of taxes would not have a material effect on the consolidated financial statements as of December 31, 2017 and 2016.

Environmental matters

The Group’s exploration and exploitation activities are subject to environmental protection standards. Such standards are the same as those disclosed on the consolidated financial statement as of December 31, 2016.

Environmental remediation -

Law No. 28271 regulates environmental liabilities in mining activities. This Law has the objectives of ruling the identification of mining activity’s environmental liabilities and financing the remediation of the affected areas. According to this law, environmental liabilities refer to the impact caused to the environment by abandoned or inactive mining operations.

In compliance with the above-mentioned laws, the Group presented environmental impact studies (EIS), declaration of environmental studies (DES) and Environmental Adaptation and Management Programs (EAMP) for its mining concessions.

The Peruvian authorities approved the EIS, DES and EAMP presented by the Group for its mining concessions and exploration projects. A detail of plans and related expenses approved is presented as follows:

Project unit	Resource	Resolution Number	Year of approval	Program approved	Year expense
					2017	2016	2015
					S/(000)	S/(000)	S/(000)

Rioja	Limestone	OF.28-2002-MITINCI	2002	EAMP	236	409	255
Tembladera	Limestone	RD.019-97-EM/DGM	1997	EAMP	201	167	201
					437	576	456

The Group incurs in environmental expenditures related to existing environmental damages caused by current operations. These expenditures which amounted to S/437,000, S/576,000 and S/456,000 during 2017, 2016 and 2015, respectively, are expensed in the year the expenditure is incurred and are presented in administrative expenses caption. See note 19. As of December 31, 2017 and 2016, the Group did not have liabilities in connection with these expenditures since they were all settled before year-end.

Rehabilitation provision -

Additionally, Law No. 28090 regulates the obligations and procedures that must be met by the holders of mining activities for the preparation, filing and implementation of Mine Closure Plans, as well as the establishment of the corresponding environmental guarantees to secure fulfillment of the investments that this includes, subject to the principles of protection, preservation and recovery of the environment. In connection with this obligation, as of December 31, 2017 and 2016, the Group maintains a provision for the closing of the quarries exploited in operations and for a mining unit (Bongara), which is currently without operations, amounting to S/2,399,000 and S/2,367,000, respectively. The Group believes that this liability is adequate to meet the current environmental protection laws approved by the Ministry of Energy and Mines, refer to note 13.

Legal claim contingency

The Group has received claims from third parties in relation with its operations which in aggregate represent S/16,570,000. From this total amount, S/1,687,000 corresponded to labor claims from former employees, S/7,681,000 related to property tax assessment for the periods 2009 to 2014 received from Pacasmayo’s City Hall; S/2,298,000 and S/4,904,000 is related to the tax assessments received from the tax administration corresponding to 2009 and 2010 tax period, which was reviewed by the tax authority during 2012 and 2013, respectively.

Management expects that these claims will be resolved within the next five years based on prior experience; however, the Group cannot assure that these claims will be resolved within this period because the authorities do not have a maximum term to resolve cases. The Group has been advised by its legal counsel that it is only possible, but not probable, that these actions will succeed. Accordingly, no provision for any liability has been made in these consolidated financial statements as of December 31, 2017 and 2016.